DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2024
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Depreciation and amortization	$191	$57	$386	$112
Transportation and distribution	50	48	101	97
Compensation	38	18	73	35
Operations and maintenance	37	18	79	36
Cost of inventory	—	1	2	3
Other	13	7	27	13
Total	$329	$149	$668	$296